Condensed Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock	Common Stock	(Accumulated Deficit)	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2009	$ 98,797	$ 23,117	$ 114,447	$ (17,774)	$ (17,235)	$ (3,758)
Beginning balance, shares at Dec. 31, 2009		23,184	7,707,917
Comprehensive Income (Loss)
Net income (loss)	(1,268)			(1,268)
Change in funded status on pension benefits, net of tax	621					621
Unrealized loss on securities available for sale, net of reclassification and tax effects	(41)					(41)
Total comprehensive loss	(688)
Amortization of discount on preferred stock		17		(17)
Preferred stock dividends	(1,159)			(1,159)
Ending balance at Dec. 31, 2010	96,950	23,134	114,447	(20,218)	(17,235)	(3,178)
Ending balance, shares at Dec. 31, 2010		23,184	7,707,917
Comprehensive Income (Loss)
Net income (loss)	3,958			3,958
Change in funded status on pension benefits, net of tax	(1,294)					(1,294)
Unrealized loss on securities available for sale, net of reclassification and tax effects	4,304					4,304
Total comprehensive loss	6,968
Amortization of discount on preferred stock		17		(17)
Cash dividends ($0.03 per share)	(231)			(231)
Preferred stock dividends	(1,159)			(1,159)
Ending balance at Dec. 31, 2011	$ 102,528	$ 23,151	$ 114,447	$ (17,667)	$ (17,235)	$ (168)
Ending balance, shares at Dec. 31, 2011		23,184	7,707,917